DEBT FACILITIES - Narrative (Details) € in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 09, 2020 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		$ 50.0	$ 86.1	$ 233.0
Unsecured revolving credit facility, years	2 years
R&D Obligations
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			$ 38.5	$ 86.3
Revolving Unsecured Term Credit Facility, September 2023
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					$ 850.0
Term Loan, Maturing 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | €						€ 31.7
USD $50 Million Term Loan Maturing 2022
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 50.0
Two-Year Unsecured Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 500.0